Related Party Transactions - Additional Information (Details)								10 Months Ended	12 Months Ended
	Dec. 14, 2020 USD ($)	Dec. 13, 2020 USD ($) shares	Nov. 25, 2020 USD ($)	Aug. 11, 2020 USD ($)	Apr. 22, 2020 USD ($)	Nov. 25, 2019 USD ($)	Jun. 28, 2019 USD ($) vote	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Aug. 28, 2020 USD ($)	Mar. 27, 2020 USD ($)	Feb. 28, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 13, 2019 USD ($) shares
Related Party Transaction [Line Items]
Transaction agreement date							Jun. 28, 2019
Principal amount outstanding									$ 97,907,000
Interest paid-in-kind									1,684,000
Interest expense recognized								$ 821,000	9,493,000	$ 821,000
Dividends paid in kind	$ 2,100,000	$ 2,100,000
Additional shares issued due to increase in accrued value of preferred stock | shares		0														0
Cash consideration								$ 43,108,000
Emmis
Related Party Transaction [Line Items]
Leased employee expense waived									1,500,000
Preferred Stock
Related Party Transaction [Line Items]
Unpaid cumulative dividends									100,000
Employee Leasing Agreement
Related Party Transaction [Line Items]
Unpaid expense									0
Employee Leasing Agreement | Operating Expenses Excluding Depreciation And Amortization
Related Party Transaction [Line Items]
Operating expenses									9,600,000
SG Broadcasting
Related Party Transaction [Line Items]
Principal amount outstanding									$ 21,400,000
SG Broadcasting | Series A Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock issued | shares									220,000
Preferred stock issued									$ 22,000,000
SG Broadcasting | Promissory Note
Related Party Transaction [Line Items]
Face amount of debt						$ 6,250,000
Additional loan for working capital											$ 300,000	$ 8,700,000	$ 3,000,000	$ 2,000,000
Principal amount outstanding									21,100,000				3,000,000
SG Broadcasting | Promissory Note | Maximum
Related Party Transaction [Line Items]
Face amount of debt						6,300,000							$ 20,000,000	$ 10,300,000
Transaction Agreement | SG Broadcasting
Related Party Transaction [Line Items]
Number of vote per share | vote							10
Employee Leasing Agreement
Related Party Transaction [Line Items]
Agreed percentage to promptly pay amount equal to PPP loan					31.56%
Employee Leasing Agreement | Maximum
Related Party Transaction [Line Items]
Agreed amount to waive reimburse obligations					$ 1,500,000
Billboard Agreement | Fairway
Related Party Transaction [Line Items]
Cash consideration				$ 25,000
Provisions on limitation of liability and indemnification outstanding									42,000
Fairway incurred of out-of-pocket expenses									200,000
Reimbursement for out-of-pocket expenses									0
Emmis
Related Party Transaction [Line Items]
Principal amount outstanding									5,535,000
Emmis | Convertible Promissory Notes
Related Party Transaction [Line Items]
Face amount of debt						$ 500,000
Emmis | Convertible Promissory Note
Related Party Transaction [Line Items]
Principal amount outstanding									5,500,000
Interest paid-in-kind			$ 500,000
Interest expense recognized									500,000
Emmis | SG Broadcasting
Related Party Transaction [Line Items]
Business acquisition, date of acquisition						Nov. 25, 2019
Business acquisition, retained net working capital						$ 5,000,000
Business acquisition net working capital															$ 5,000,000
Emmis | SG Broadcasting | Convertible Promissory Note
Related Party Transaction [Line Items]
Face amount of debt						5,000,000			5,500,000
Emmis | Transaction Agreement
Related Party Transaction [Line Items]
Purchase price for the assets of radio stations							$ 91,500,000
Number of vote per share | vote							1
Emmis | Transaction Agreement | Convertible Promissory Note
Related Party Transaction [Line Items]
Notes payable							$ 5,000,000
SG Broadcasting | Series A Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock issued | shares																220,000
Preferred stock issued																$ 2,100,000
SG Broadcasting | Convertible Promissory Notes
Related Party Transaction [Line Items]
Face amount of debt						$ 6,300,000
Principal amount outstanding									21,200,000
Interest paid-in-kind			$ 1,100,000
Interest expense recognized									1,300,000
Emmis Operating Company | Management Agreement
Related Party Transaction [Line Items]
Initial term						2 years
Initial term cancellable period						18 months
Annual fee						$ 1,300,000
Emmis Operating Company | Management Agreement | Corporate Expenses
Related Party Transaction [Line Items]
Recorded fee expense									1,300,000
Emmis Operating Company | Management Agreement | Accounts Payable and Accrued Expenses
Related Party Transaction [Line Items]
Unpaid expense									$ 100,000
Emmis Operating Company | Employee Leasing Agreement
Related Party Transaction [Line Items]
Employee lease agreement, terms									The initial term of the Employee Leasing Agreement lasted through December 31, 2020. Effective January 1, 2021, the Employee Leasing Agreement was terminated, and the Company hired all of the leased employees and assumed the employment and collective bargaining agreements related to leased employees.
MediaCo | Emmis
Related Party Transaction [Line Items]
Equity ownership interest								100.00%		100.00%
MediaCo | Emmis | Transaction Agreement
Related Party Transaction [Line Items]
Equity ownership interest							23.72%
MediaCo | SG Broadcasting | Transaction Agreement
Related Party Transaction [Line Items]
Equity ownership interest							76.28%